Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Aug. 17, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2020